CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - $ / shares	Dec. 31, 2014	Dec. 31, 2013
Shares Issued, Price Per Share	$ 0.95	$ 0.95
Private Placement [Member]
Shares Issued, Price Per Share	6.07
IPO [Member]
Shares Issued, Price Per Share	$ 11